Description of the Plan - Additional Information (Detail) - EBP 022 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) d age
EBP, Description of Plan [Line Items]
Participant contribution, Percentage	50.00%
Participant age, catch-up contribution, Threshold | age	50
Participant contribution, plan opting decision making, number of days, maximum | d	60
Participant contribution, automatic, deferral rate	6.00%
Annual increase in deferral rate under auto-escalation	1.00%
Employee benefit plan participant contribution maximum deferral rate	15.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employee benefit plan employer contribution true up matching percentage description	The Plan also provides an employer matching true up contribution at year-end to ensure all participants receive a total match in the amount of the lesser of (1) 100% of the participant’s contribution for the year; or (2) 6% of the participant’s eligible compensation for the year.
Employee benefit plan company retirement contribution (As A percentage of eligible earnings)	4.00%
Employee benefit plan, participant account, vesting percentage	100.00%
Employee benefit plan, company retirement contribution, completion of service, Threshold	2 years
Employee benefit plan, plan termination, participant account, vesting percentage	100.00%
Employee benefit plan, vested account payable, participant age, threshold | age	65
Employee benefit plan lump sum payment account balance threshold	$ 1,000
Employee benefit plan lump sum payment percentage	100.00%
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
Employee benefit plan note receivable from participant account maximum borrowing amount description	Cabot employees may obtain loans from the Plan in an amount not to exceed, in the aggregate, the lesser of $50,000 or 50% of the total vested amount in the participant’s account.
Employee benefit plan loan repayment period maximum	5 years
Employee benefit plan note receivable from participant account borrowing standardize percentage	prime rate plus 2%
Maximum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan lump sum payment threshold	$ 5,000
EBP, vested amount of direct rollover if no election	$ 5,000
EBP, asset held for investment, participant loan, interest rate	10.50%
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
EBP, asset held for investment, participant loan, interest rate	10.50%
Minimum [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan lump sum payment threshold	$ 1,000
EBP, vested amount of direct rollover if no election	$ 1,000
EBP, asset held for investment, participant loan, interest rate	5.25%
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
EBP, asset held for investment, participant loan, interest rate	5.25%